Intangible Asset, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible asset, net
Amortization expenses	¥ 2,111	¥ 350
Estimated future amortization expense
2020	2,150
2021	2,150
2022	2,150
2023	2,150
2024	1,790
Customer relationship
Intangible asset, net
Gross Carrying Amount	12,899	12,617
Accumulated Amortization	(2,509)	(350)
Net Carrying Amount	¥ 10,390	¥ 12,267
Weighted Average Amortization Period	6 years	6 years